Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
Mar. 31, 2022
Bottom of Range [Member]
Right-of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term	1 year
Interest rate	4.75%
Top of Range [Member]
Right-of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term	6 years
Interest rate	4.90%